Note 5 - ACL on LHFI (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for Loan, Lease, and Other Losses	$ 669	$ 124	$ 1,409
Off-Balance-Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	$ (205)